Summary of Significant Accounting Policies - Summary of Financial Information of VIE and its Subsidiaries (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jan. 01, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 2,632,174	$ 403,398		¥ 2,324,542
Restricted cash	3,484,227	533,981		3,686,203
Short-term investments	1,970,958	302,063		114,560
Accounts receivable	863,906	132,399		882,305
Property, equipment and software, net	93,876	14,387		134,324
Intangible assets	98,947	15,164		64,280
Right of use assets	54,968	8,424		95,786	¥ 127,066	¥ 127,066
Investments	129,622			96,622
Deferred tax assets	155,758	23,872		129,740
Contract assets	0			20,555		¥ 112,103
Prepaid expenses and other assets	1,050,009	160,921		1,391,023
Total assets	14,882,185	2,280,795		18,304,456
Payable to platform customers	103,453	15,855		684,630
Deferred guarantee income	1,259,396	193,011	¥ 1,873,254
Expected credit losses for quality assurance commitment	2,390,501	366,360	¥ 3,593,021
Payroll and welfare payable	220,989	33,868		176,685
Taxes payable	154,398	23,663		128,298
Short-term borrowings				235,000
Contract liabilities	3,447	528		55,728
Deferred tax liabilities	103,548	15,870		198,922
Leasing liabilities	43,296	6,635		85,143
Amounts due to related party	1,984	304		4,309
Accrued expenses and other liabilities	509,002	78,008		287,625
Total liabilities	6,451,855	$ 988,790		10,292,976
Beijing Paipairongxin Investment Consulting Co., Ltd [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,660,549			2,025,233
Restricted cash	2,694,514			2,620,706
Short-term investments	1,970,958
Accounts receivable	685,556			846,454
Quality assurance receivable	1,121,554			3,649,642
Property, equipment and software, net	67,010			103,444
Intangible assets	35,187
Right of use assets	54,385			94,852
Loans and receivables, net of credit loss allowance for loans receivables	7,679			36,344
Investments	1,579,146			2,306,831
Deferred tax assets	149,511			122,920
Contract assets	0			20,555
Prepaid expenses and other assets	970,709			1,290,996
Total assets	10,996,758			13,117,977
Payable to platform customers	103,453			684,630
Quality assurance payable	0			4,776,153
Deferred guarantee income	1,259,396
Expected credit losses for quality assurance commitment	2,390,501
Payroll and welfare payable	132,955			115,540
Taxes payable	49,556			32,468
Short-term borrowings	0			85,000
Contract liabilities	0			50,166
Deferred tax liabilities	8,320			47,117
Leasing liabilities	42,775			84,284
Amounts due to related party	2,153,925			3,189,663
Accrued expenses and other liabilities	472,446			237,802
Total liabilities	¥ 6,613,327			¥ 9,302,823